Net interest income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of net interest income

	2025	2024	2023
	£m	£m	£m
Cash and balances at central banks	7,759	9,567	8,384
Debt securities at amortised cost	1,953	1,737	1,819
Loans and advances at amortised cost to banks and customers	9,324	9,508	7,854
Fair value through other comprehensive income	1,844	2,335	3,808
Cash collateral	1,849	2,026	1,987
Other[1]	680	607	409
Interest and similar income	23,409	25,780	24,261
Deposits at amortised cost from banks and customers	(8,723)	(10,513)	(8,741)
Debt securities in issue	(2,551)	(2,847)	(3,030)
Subordinated liabilities	(2,973)	(2,990)	(2,697)
Cash collateral	(1,453)	(2,185)	(2,206)
Other[2]	(415)	(500)	(934)
Interest and similar expense	(16,115)	(19,035)	(17,608)
Net interest income	7,294	6,745	6,653
Notes
1    Includes interest income from reverse repurchase agreements and other similar secured lending at amortised cost.
2 Includes interest expense from repurchase agreement and other similar secured borrowing at amortised cost and lease expense.